Item 1. Schedule of Investments


 T. Rowe Price Growth & Income Fund
 (Unaudited) September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                         Shares        Value
 (Cost and value in $ 000s)

 COMMON STOCKS  98.1%
 CONSUMER DISCRETIONARY  13.7%
 Automobiles  0.6%
 Harley-Davidson                                       174,000       10,343

                                                                     10,343

 Hotels, Restaurants & Leisure  1.1%
 International Game Technology                         536,000       19,269

                                                                     19,269

 Household Durables  1.8%
 Fortune Brands                                        180,000       13,336

 Newell Rubbermaid                                     1,002,000     20,080

                                                                     33,416

 Media  6.8%
 Cablevision Systems, Class A *                        400,000       8,112

 Clear Channel Communications                          605,000       18,858

 Disney                                                350,000       7,893

 New York Times, Class A                               470,000       18,377

 News Corporation ADR                                  652,000       20,427

 Time Warner *                                         1,400,000     22,596

 Viacom, Class B                                       643,000       21,579

 Washington Post, Class B                              7,400         6,808

                                                                     124,650

 Multiline Retail  1.7%
 Family Dollar Stores                                  685,000       18,564

 Kohl's *                                              275,000       13,252

                                                                     31,816

 Specialty Retail  1.7%
 Home Depot                                            426,000       16,699

 TJX                                                   680,000       14,987

                                                                     31,686

 Total Consumer Discretionary                                        251,180

 CONSUMER STAPLES  6.6%
 Beverages  2.0%
 Coca-Cola                                             490,000       19,624

 PepsiCo                                               340,000       16,541

                                                                     36,165

 Food & Staples Retailing  1.6%
 Sysco                                                 425,000       12,716

 Wal-Mart                                              325,000       17,290

                                                                     30,006

 Food Products  0.8%
 General Mills                                         325,000       14,593

                                                                     14,593

 Household Products  0.4%
 Colgate-Palmolive                                     150,000       6,777

                                                                     6,777

 Personal Products  0.5%
 Gillette                                              205,000       8,557

                                                                     8,557

 Tobacco  1.3%
 Altria Group                                          505,000       23,755

                                                                     23,755

 Total Consumer Staples                                              119,853

 ENERGY  8.4%
 Energy Equipment & Services  3.9%
 Baker Hughes                                          542,000       23,696

 Schlumberger                                          235,000       15,818

 Transocean *                                          875,000       31,307

                                                                     70,821

 Oil & Gas  4.5%
 BP ADR                                                385,000       22,149

 ChevronTexaco                                         370,000       19,847

 ConocoPhillips                                        85,000        7,042

 ExxonMobil                                            335,000       16,191

 Royal Dutch Petroleum ADS                             350,000       18,060

                                                                     83,289

 Total Energy                                                        154,110

 FINANCIALS  23.6%
 Capital Markets  7.2%
 Bank of New York                                      615,000       17,940

 Charles Schwab                                        1,750,000     16,082

 Federated Investors, Class B                          232,300       6,607

 Franklin Resources                                    265,000       14,776

 Goldman Sachs                                         180,000       16,783

 Mellon Financial                                      543,000       15,036

 Merrill Lynch                                         85,000        4,226

 Morgan Stanley                                        344,000       16,959

 State Street                                          535,000       22,850

                                                                     131,259

 Commercial Banks  2.3%
 Comerica                                              200,000       11,870

 U.S. Bancorp                                          1,042,100     30,117

                                                                     41,987

 Consumer Finance  1.7%
 American Express                                      345,000       17,754

 SLM Corporation                                       300,000       13,380

                                                                     31,134

 Diversified Financial Services  3.6%
 Citigroup                                             860,000       37,943

 J.P. Morgan Chase                                     394,000       15,654

 Principal Financial Group                             362,000       13,021

                                                                     66,618

 Insurance  6.9%
 Ambac                                                 50,000        3,998

 American International Group                          235,000       15,978

 Berkshire Hathaway, Class A *                         130           11,264

 Marsh & McLennan                                      507,400       23,219

 Prudential                                            155,000       7,291

 SAFECO                                                165,000       7,532

 St. Paul Companies                                    729,203       24,107

 UnumProvident                                         840,000       13,180

 XL Capital                                            260,000       19,237

                                                                     125,806

 Real Estate  0.6%
 Equity Residential, REIT                              375,000       11,625

                                                                     11,625

 Thrifts & Mortgage Finance  1.3%
 Fannie Mae                                            100,000       6,340

 Freddie Mac                                           254,000       16,571

                                                                     22,911

 Total Financials                                                    431,340

 HEALTH CARE  8.5%
 Biotechnology  0.7%
 MedImmune *                                           525,200       12,447

                                                                     12,447

 Health Care Equipment & Supplies  0.7%
 Medtronic                                             270,000       14,013

                                                                     14,013

 Health Care Providers & Services  0.6%
 Tenet Healthcare *                                    1,000,000     10,790

                                                                     10,790

 Pharmaceuticals  6.5%
 Barr Pharmaceuticals *                                300,000       12,429

 Forest Laboratories *                                 352,000       15,833

 Johnson & Johnson                                     165,000       9,294

 Merck                                                 460,000       15,180

 Pfizer                                                570,000       17,442

 Schering-Plough                                       825,000       15,725

 Teva Pharmaceutical ADR                               335,000       8,693

 Wyeth                                                 635,000       23,749

                                                                     118,345

 Total Health Care                                                   155,595

 INDUSTRIALS & BUSINESS SERVICES  13.3%
 Aerospace & Defense  2.9%
 Honeywell International                               540,000       19,364

 Lockheed Martin                                       465,000       25,938

 Northrop Grumman                                      137,000       7,306

                                                                     52,608

 Air Freight & Logistics  1.6%
 UPS, Class B                                          390,000       29,609

                                                                     29,609

 Airlines  1.0%
 Southwest Airlines                                    1,270,000     17,297

                                                                     17,297

 Industrial Conglomerates  4.0%
 GE                                                    1,615,000     54,232

 Tyco International                                    625,000       19,162

                                                                     73,394

 Machinery  1.0%
 Danaher                                               170,000       8,718

 Deere                                                 155,000       10,005

                                                                     18,723

 Road & Rail  2.8%
 Burlington Northern Santa Fe                          405,000       15,516

 CSX                                                   530,000       17,596

 Union Pacific                                         305,000       17,873

                                                                     50,985

 Total Industrials & Business Services                               242,616

 INFORMATION TECHNOLOGY  12.2%
 Communications Equipment  2.5%
 Cisco Systems *                                       1,116,000     20,200

 Juniper Networks *                                    360,000       8,496

 Nokia ADR                                             1,240,000     17,013

                                                                     45,709

 Computers & Peripherals  1.6%
 Dell *                                                550,000       19,580

 Lexmark International *                               110,000       9,241

                                                                     28,821

 Semiconductor & Semiconductor Equipment  4.4%
 Analog Devices                                        497,000       19,274

 Intel                                                 325,000       6,519

 KLA-Tencor *                                          275,000       11,407

 Maxim Integrated Products                             327,000       13,829

 STMicroelectronics ADS                                260,000       4,493

 Texas Instruments                                     315,000       6,703

 Xilinx                                                695,000       18,765

                                                                     80,990

 Software  3.7%
 Adobe Systems                                         112,000       5,540

 Microsoft                                             1,495,000     41,337

 Oracle *                                              875,000       9,870

 VERITAS Software *                                    560,000       9,968

                                                                     66,715

 Total Information Technology                                        222,235

 MATERIALS  6.3%
 Chemicals  3.2%
 Dow Chemical                                          360,000       16,265

 DuPont                                                370,000       15,836

 Potash Corp./Saskatchewan                             400,000       25,668

                                                                     57,769

 Metals & Mining  2.2%
 Alcoa                                                 435,000       14,612

 Newmont Mining                                        350,000       15,935

 Nucor                                                 100,000       9,137

                                                                     39,684

 Paper & Forest Products  0.9%
 International Paper                                   422,000       17,053

                                                                     17,053

 Total Materials                                                     114,506

 TELECOMMUNICATION SERVICES  3.1%
 Diversified Telecommunication Services  2.3%
 SBC Communications                                    200,000       5,190

 Sprint                                                820,000       16,507

 Verizon Communications                                543,000       21,383

                                                                     43,080

 Wireless Telecommunication Services  0.8%
 Nextel Communications, Class A *                      582,000       13,875

                                                                     13,875

 Total Telecommunication Services                                    56,955

 UTILITIES  2.4%
 Electric Utilities  1.3%
 Pinnacle West Capital                                 215,000       8,922

 PPL                                                   306,000       14,437

                                                                     23,359

 Multi-Utilities & Unregulated Power  1.1%
 Duke Energy                                           930,000       21,288

                                                                     21,288

 Total Utilities                                                     44,647

 Total Common Stocks (Cost  $1,491,761)                              1,793,037

 SHORT-TERM INVESTMENTS  1.8%
 Money Market Fund  1.8%
 T. Rowe Price Reserve Investment Fund, 1.68% #        31,820,891    31,821

 Total Short-Term Investments (Cost  $31,821)                        31,821

 Total Investments in Securities
 99.9% of Net Assets (Cost $1,523,582)                 $             1,824,858

 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ADR  American Depository Receipts
 ADS  American Depository Shares
 REIT Real Estate Investment Trust


The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Growth & Income Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Growth & Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth, a reasonable level of current income, and increasing future income through investments primarily in dividend-paying common stocks.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES
At September 30, 2004, the cost of investments for federal income tax purposes was $1,523,582,000. Net unrealized gain aggregated $301,276,000 at period-end, of which $377,775,000 related to appreciated investments and $76,499,000 related to depreciated investments.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth & Income Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004